BUSINESS COMBINATIONS - Reverse Merger Narrative (FY) (Details) - USD ($)		1 Months Ended	3 Months Ended				12 Months Ended
	Jun. 14, 2022	Feb. 28, 2022	Mar. 31, 2024		Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2023		Dec. 31, 2022	Apr. 29, 2022
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares, outstanding (in shares)	25,290,270		45,594,864		26,940,841		45,339,762		26,659,711
Payment to redeeming stockholders	$ 191,437,817
Net proceeds from reverse recapitalization transaction	18,789,000
Gross proceeds available at closing	25,135,000
Proceeds from convertible notes		$ 7,000,000	$ 6,400,000		$ 0		$ 0		$ 7,000,000
Amount available after paying TCAC redeeming stockholders	8,771,000
Proceeds from PIPE Financing	$ 6,100,000
Common stock issued for services rendered			$ 37,000	[1]			$ 56,000	[1]	$ 0
Stock Election Shareholders
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares, outstanding (in shares)	19,123,806
Stock redeemed during period, price per share (in dollars per share)	$ 10.01
TCAC non-redeeming shareholders
Schedule Of Reverse Recapitalization [Line Items]
Additional shares issued (in shares)	876,194
Issue of common stock (in shares)	1,752,388
CF Principal Investments LLC
Schedule Of Reverse Recapitalization [Line Items]
Stock sale program, authorized amount										$ 50,000,000
Sale of stock, price per share (in dollars per share)										$ 0.0001
CF Principal Investments LLC | Affiliated Entity
Schedule Of Reverse Recapitalization [Line Items]
Issue of common stock (in shares)						877,193
Common stock issued for services rendered						$ 1,500,000
PIPE Investors
Schedule Of Reverse Recapitalization [Line Items]
Issue of common stock (in shares)	1,341,356
Convertible Notes Payable
Schedule Of Reverse Recapitalization [Line Items]
Proceeds from convertible notes	$ 10,000,000
Accrued interest payable, current	$ 305,000
15.00% Convertible Notes | Convertible Notes Payable
Schedule Of Reverse Recapitalization [Line Items]
Issue of common stock (in shares)	730,493	730,493
Interest rate	15.00%	15.00%
Repayments of debt	$ 7,000,000

[1]	Common shares issued in exchange for services rendered